UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-23889

Jackson Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 – September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Semi-Annual Report

SEPTEMBER 30, 2025

Jackson Credit Opportunities Fund

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 34.3%
Industrials 10.9%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (a)	896	895
Amspec Parent LLC
2025 Term Loan, 7.80%, (3 Month Term SOFR + 3.50%), 12/22/31 (a)	1,297	1,301
2025 Delayed Draw Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 12/22/31 (a)	80	80
Archkey Solutions LLC
2024 Term Loan B, 9.05%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	892	897
Artera Services, LLC
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	2,466	2,197
Brock Holdings III, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 05/01/30 (a) (b)	1,485	1,455
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,969	1,773
CohnReznick LLP
Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 03/31/32 (a) (c)	—	—
Term Loan, 7.99%, (3 Month Term SOFR + 4.00%), 03/31/32 (a)	1,616	1,617
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.65%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	1,648	1,496
Cornerstone Generation LLC
Term Loan B, 7.48%, (3 Month Term SOFR + 3.25%), 10/15/31 (a)	2,000	2,013
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	1,995	1,992
Crash Champions, LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 02/23/29 (a) (c)	500	468
2024 Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,485	1,389
Darktrace PLC
2nd Lien Term Loan, 9.57%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	1,000	999
DS Parent Inc
Term Loan B, 9.80%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,975	1,824
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	1,329	1,329
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	506	506
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	1,000	1,000
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	1,990	1,992
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 10.56%, (3 Month Term SOFR + 6.00%), 05/21/29 (a)	417	417
2021 USD 2nd Lien Incremental Term Loan, 11.06%, (3 Month Term SOFR + 6.50%), 05/21/29 (a)	2,012	2,013
Garda World Security Corporation
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	987	987
Gategroup Fin Luxembourg S.A.
USD Term Loan B, 8.56%, (3 Month Term SOFR + 4.25%), 06/16/32 (a)	1,995	2,010
Genuine Financial Holdings, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 09/27/30 (a)	1,975	1,813
Icebox Holdco III, Inc.
2021 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.50%), 12/21/29 (a)	1,000	1,016
LBM Acquisition LLC
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/06/31 (a) (c)	1,600	1,592
LSF12 Badger Bidco LLC
Term Loan B, 10.32%, (1 Month Term SOFR + 5.50%), 07/25/30 (a)	1,923	1,918
Maverick Bidco Inc
2021 2nd Lien Term Loan, 11.21%, (3 Month Term SOFR + 6.75%), 05/18/29 (a)	1,000	976
Max US Bidco Inc
Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 10/02/30 (a)	1,990	1,938
Neptune Bidco US Inc
2022 USD Term Loan B, 9.43%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	1,995	1,897
Nourish Buyer I Inc
2025 Term Loan B, 8.82%, (3 Month Term SOFR + 4.50%), 07/08/32 (a) (b)	2,000	1,998
PMHC II, Inc.
2022 Term Loan B, 8.73%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	1,766	1,423
Radar Bidco S.a r.l.
2025 USD Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 04/04/31 (a)	1,667	1,673
Star Holding LLC
2024 1st Lien Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,980	1,962
Star Parent, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,557	1,556
Synechron Inc
Term Loan B, 8.06%, (3 Month Term SOFR + 3.75%), 09/25/31 (a)	1,995	1,980
TMC Buyer, Inc
2024 Term Loan B, 9.06%, (3 Month Term SOFR + 4.75%), 10/27/30 (a)	1,825	1,823
Trulite Holding Corp.
Term Loan, 10.29%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (b)	1,937	1,928
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,980	1,957
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.00%), 05/07/29 (a)	1,980	1,981
Worldwide Express Operations, LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 07/26/28 (a)	1,979	1,967
		62,048
Information Technology 6.2%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	2,500	2,554
Bending Spoons US Inc
USD Term Loan B, 9.47%, (1 Month Term SOFR + 5.25%), 02/19/31 (a)	1,950	1,945
Bingo Holdings I LLC
Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	1,000	998
Cloudera, Inc.
2021 Second Lien Term Loan, 10.42%, (1 Month Term SOFR + 6.00%), 10/01/29 (a)	2,000	1,820
Confluence Technologies, Inc
2025 Term Loan, 9.23%, (3 Month Term SOFR + 5.00%), 07/30/28 (a)	611	606
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	2,000	2,042
EP Purchaser, LLC
2023 Term Loan B, 9.06%, (3 Month Term SOFR + 4.50%), 11/06/28 (a) (b)	1,505	1,384
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,493	2,450
Galaxy US Opco Inc.
Term Loan, 6.31%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	2,020	1,830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (a)	1,500	1,516
ITG Communications, LLC
Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 07/01/31 (a)	2,000	1,974
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 9.20%, (3 Month Term SOFR + 5.00%), 10/08/32 (a)	2,000	1,995
Kaseya Inc.
2025 2nd Lien Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	1,500	1,499
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.57%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	2,000	1,726
Peraton Corp.
2nd Lien Term Loan B1, 12.05%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	790	467
Project Alpha Intermediate Holding, Inc.
2025 2nd Lien Incremental Term Loan, 9.30%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	2,000	1,985
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.54%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	1,412	1,424
RealPage, Inc
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,492	1,496
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.57%, (3 Month Term SOFR + 4.00%), 04/24/28 (a)	496	478
2021 2nd Lien Term Loan, 11.82%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,715
WatchGuard Technologies Inc.
Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 07/02/29 (a)	1,985	1,980
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 8.49%, (1 Month Term SOFR + 4.17%), 03/09/27 (a)	1,456	1,454
		35,338
Health Care 4.3%
Auris Luxembourg III S.a r.l.
2025 USD Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 02/28/29 (a)	1,980	1,972
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,960	1,958
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	1,995	1,993
Bausch Health Companies Inc.
2025 Term Loan B, 10.57%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	1,995	1,963
Heartland Dental, LLC
2025 Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	1,990	1,986
Help At Home, Inc.
2024 Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,963	1,763
LifePoint Health, Inc.
2024 Incremental Term Loan B1, 7.66%, (3 Month Term SOFR + 3.50%), 05/17/31 (a)	2,494	2,480
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 11.65%, (3 Month Term SOFR + 7.25%), 03/02/29 (a)	2,000	1,977
Raven Acquisition Holdings LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	1,857	1,856
Summit Behavioral Healthcare LLC
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 11/24/28 (a)	1,975	1,718
2025 FLFO Term Loan, 9.74%, (3 Month Term SOFR + 5.75%), 12/31/29 (a)	334	341
Team Health Holdings, Inc.
2025 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 06/30/28 (a)	1,995	1,990
Team Services Group
2024 Term Loan B, 9.56%, (3 Month Term SOFR + 5.25%), 12/20/27 (a)	995	991
Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 12/20/27 (a)	495	493
Second Lien Term Loan, 13.57%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (b)	1,000	995
		24,476
Materials 3.1%
Glatfelter Corp
Term Loan B, 8.45%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	2,340	2,317
IRIS Holdings Inc.
Term Loan, 9.16%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	1,986	1,925
Mauser Packaging Solutions Holding Company
2024 Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 04/15/27 (a)	1,965	1,964
Natgasoline LLC
2025 Term Loan B, 9.82%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	1,481	1,495
Olympus Water US Holding Corp.
Term Loan, 0.00%, (SOFR + 3.25%), 12/31/49 (a) (c)	2,000	1,984
Spa Holdings 3 Oy
2025 USD Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 05/22/30 (a)	2,500	2,497
SupplyOne, Inc
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	1,970	1,977
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.05%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	1,970	1,932
Vector WP Holdco,Inc
Term Loan B, 9.43%, (1 Month Term SOFR + 5.00%), 10/12/28 (a) (b)	1,985	1,865
		17,956
Consumer Discretionary 2.9%
Catawba Nation Gaming Authority
Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 12/13/31 (a)	2,000	2,043
Champ Acquisition Corporation
2024 Term Loan B, 8.17%, (6 Month Term SOFR + 4.00%), 11/08/31 (a)	1,644	1,653
Foundation Building Materials Holding Company LLC
2025 Term Loan, 9.55%, (3 Month Term SOFR + 5.25%), 01/29/31 (a)	1,995	2,003
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	1,985	1,983
Jack Ohio Finance LLC
2025 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 01/28/32 (a)	1,990	1,972
LIDS Holdings, Inc.
Term Loan, 9.74%, (1 Month Term SOFR + 5.50%), 12/03/26 (a) (b)	76	76
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (a) (c)	1,000	943
Peer Holding III B.V.
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (a) (c)	1,000	1,000
Peninsula Pacific Entertainment LLC
Term Loan, 0.00%, (SOFR + 4.75%), 08/14/32 (a) (b) (c)	2,000	1,995
S&S Holdings LLC
Term Loan, 9.27%, (1 Month Term SOFR + 5.00%), 03/11/28 (a)	1,964	1,955
Tailored Brands Inc
Term Loan, 10.80%, (3 Month Term SOFR + 5.75%), 02/16/29 (a)	1,063	1,065
		16,688
Communication Services 2.6%
888 Acquisitions Limited
USD Term Loan B, 9.66%, (3 Month Term SOFR + 5.25%), 07/01/28 (a)	1,957	1,873
CommScope Holding Company, Inc.
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	1,869	1,890

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2019 Term Loan B5, 8.75%, (Prime + 1.50%), 04/15/27 (a)	500	483
2022 Term Loan B6, 0.00%, (1 Month Term SOFR + 4.50%), 01/17/28 (a) (c)	1,000	993
2022 Term Loan B6, 8.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	2,487	2,470
Level 3 Financing Inc.
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 03/20/32 (a)	1,500	1,500
Lumen Technologies, Inc.
2024 Term Loan A, 10.32%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	1,460	1,483
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 8.94%, (3 Month Term SOFR + 4.75%), 08/13/31 (a)	1,995	1,997
Windstream Services, LLC
2024 Term Loan B, 9.17%, (1 Month Term SOFR + 4.75%), 09/26/31 (a)	2,000	1,995
		14,684
Financials 1.6%
Albion Financing 3 S.a r.l
2025 USD Term Loan, 7.21%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	1,976	1,979
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/09/30 (a)	983	982
NEXUS Buyer LLC
2025 2nd Lien Term Loan B, 10.07%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	2,000	1,996
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 5.50%), 12/31/49 (a) (c)	2,000	2,007
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	2,494	2,494
		9,458
Utilities 1.1%
Eastern Power, LLC
Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 04/03/28 (a)	1,934	1,942
Edgewater Generation, L.L.C.
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/01/30 (a)	1,862	1,864
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.57%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	1,980	952
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	1,489	1,489
		6,247
Energy 0.7%
NGL Energy Partners LP
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/25/31 (a)	1,970	1,971
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 08/01/29 (a)	1,970	1,979
		3,950
Consumer Staples 0.7%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	2,000	2,006
Northeast Grocery, Inc.
Term Loan B, 11.69%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	1,812	1,820
		3,826
Real Estate 0.2%
Brand Industrial Services Inc
2024 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,115	1,008
Total Senior Floating Rate Instruments (cost $197,678)		195,679
CORPORATE BONDS AND NOTES 26.4%
Consumer Discretionary 4.2%
Accor
7.25%, (100, 01/11/29), EUR (d) (e)	200	258
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	202	248
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (e)	150	176
Avianca MidCo 2 PLC
9.63%, 02/14/30 (f)	454	450
Azelis Finance
4.75%, 09/25/29, EUR (e)	200	242
B&M European Value Retail S.A.
6.50%, 11/27/31, GBP (e)	267	364
Beazer Homes USA, Inc.
7.50%, 03/15/31 (f)	545	553
Bertrand Franchise Finance
5.77%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (a) (e)	100	112
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	250	300
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	100	141
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (f)	540	540
Ceconomy AG
6.25%, 07/15/29, EUR (e)	330	408
Churchill Downs Incorporated
6.75%, 05/01/31 (f)	115	118
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (e)	270	327
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (f)	720	766
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (e)	300	403
CT Investment GmbH
6.38%, 04/15/30, EUR (e)	200	243
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	100	126
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	150	201
Discovery Communications, LLC
4.13%, 05/15/29	70	68
Dufry One B.V.
4.50%, 05/23/32, EUR (e)	253	304
Elior Group
5.63%, 03/15/30, EUR (e)	200	240
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (e)	300	374
Essendi S.A.
5.50%, 11/15/31, EUR (e)	200	241
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (e)	150	182
FNAC Darty
6.00%, 04/01/29, EUR (e)	100	122
Food Service Project SL
5.50%, 01/21/27, EUR (e)	163	192
Fortune Star (BVI) Limited
5.05%, 01/27/27 (e)	330	326
8.50%, 05/19/28 (e)	200	210
Forvia
5.50%, 06/15/31, EUR (e)	350	422
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	350	415
Gol Finance LLP
14.38%, 06/05/30 (f)	350	360
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (g)	250	307
7.75%, 11/15/30 (f) (g)	325	341
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	300	354
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (f)	110	113
8.38%, 10/01/33 (f)	105	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
LGI Homes, Inc.
7.00%, 11/15/32 (f)	970	947
Light & Wonder, Inc.
6.63%, 03/01/30 (f)	450	418
Light and Wonder International, Inc.
6.25%, 10/01/33 (f)	680	681
Lindblad Expeditions, LLC
7.00%, 09/15/30 (f)	330	336
Maison Finco PLC
6.00%, 10/31/27, GBP (e)	200	267
MCE Finance Limited
5.75%, 07/21/28 (e)	580	579
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	720	700
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	270
Motel One GmbH
7.75%, 04/02/31, EUR (e)	100	126
PENN Entertainment, Inc.
4.13%, 07/01/29 (f)	215	202
PetSmart, LLC
7.50%, 09/15/32 (f)	405	406
10.00%, 09/15/33 (f)	210	212
Peu (Fin) PLC
7.25%, 07/01/28, EUR (e)	250	305
Pinewood Finco PLC
6.00%, 03/27/30, GBP (e)	145	196
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (e)	200	284
Playtech PLC
5.88%, 06/28/28, EUR (e)	260	314
Prosus N.V.
3.83%, 02/08/51 (e)	390	264
Punch Finance PLC
7.88%, 12/30/30, GBP (e)	150	205
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (d) (e)	200	230
Resideo Funding Inc.
6.50%, 07/15/32 (f)	580	594
Schaeffler AG
4.50%, 03/28/30, EUR (e)	700	833
Six Flags Operations Inc.
7.25%, 05/15/31 (f)	255	255
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	300	363
United Parks And Resorts Inc.
5.25%, 08/15/29 (f)	665	655
V.F. Corporation
4.25%, 03/07/29, EUR	120	141
Valeo
4.50%, 04/11/30, EUR (e)	300	358
5.13%, 05/20/31, EUR (e)	100	120
Verde Purchaser, LLC
10.50%, 11/30/30 (f)	630	676
Viking Cruises Limited
5.88%, 10/15/33 (f)	200	200
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (f)	385	385
Waga Bondco Limited
8.50%, 06/15/30, GBP (e)	114	143
Warnermedia Holdings, Inc.
4.28%, 03/15/32	235	215
5.05%, 03/15/42	95	76
ZF Friedrichshafen AG
2.25%, 05/03/28, EUR (e)	200	220
3.75%, 09/21/28, EUR (e)	100	113
6.13%, 03/13/29, EUR (e)	100	120
3.00%, 10/23/29, EUR (e)	100	107
7.00%, 06/12/30, EUR (e)	100	122
ZF North America Capital, Inc.
7.50%, 03/24/31 (f)	315	313
6.88%, 04/23/32 (f)	370	354
		23,960
Financials 3.7%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (d) (e)	400	498
6.88%, (100, 09/22/31), EUR (d) (e)	400	512
Acrisure, LLC
8.50%, 06/15/29 (f)	295	310
7.50%, 11/06/30 (f)	350	365
6.75%, 07/01/32 (f)	30	31
Akbank Turk Anonim Sirketi
6.80%, 06/22/31 (e) (h)	300	300
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	325	330
7.00%, 01/15/31 (f)	70	72
7.38%, 10/01/32 (f)	340	351
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (f)	70	72
Axis Bank Limited
4.10%, (100, 09/08/26) (d) (e) (h)	300	296
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (d) (e)	400	507
7.75%, (100, 01/14/32) (d) (h)	515	545
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (d) (e)	500	464
Banco Mercantil Del Norte S.A.
6.63%, (100, 01/24/32) (d) (e)	415	404
Banco Santander, S.A.
3.63%, (100, 03/21/29), EUR (d) (e) (h)	600	665
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (e)	240	226
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
7.63%, 02/11/35 (f)	359	378
BCI Miami
8.75%, (100, 02/08/29) (d) (f)	305	330
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (e)	200	251
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (f)	380	401
Block, Inc.
5.63%, 08/15/30 (f)	15	15
6.50%, 05/15/32	345	357
6.00%, 08/15/33 (f)	20	20
BroadStreet Partners, Inc.
5.88%, 04/15/29 (f)	650	648
CaixaBank, S.A.
7.50%, (100, 01/16/30), EUR (d) (e)	200	261
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (d) (e)	400	530
Coventry Building Society
8.75%, (100, 06/11/29), GBP (d) (e)	300	429
Deutsche Bank Aktiengesellschaft
8.13%, (100, 10/30/29), EUR (d) (e)	200	256
Erste Group Bank AG
7.00%, (100, 04/15/31), EUR (d) (e)	400	509
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (f)	360	371
Hanwha Life Insurance Co., Ltd.
6.30%, 06/24/55 (f)	300	314
HUB International Limited
7.25%, 06/15/30 (f)	960	1,001
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (h)	615	545
Intesa Sanpaolo S.p.A.
7.00%, (100, 05/20/32), EUR (d) (e)	400	510
Jane Street Group, LLC
6.75%, 05/01/33 (f)	170	177
Jerrold Finco PLC
7.50%, 06/15/31, GBP (e)	200	274
Landesbank Baden-Wurttemberg
6.75%, (100, 10/15/30), EUR (d) (e)	200	245
Nationwide Building Society
7.50%, (100, 12/20/30), GBP (d) (e)	300	413
Navient Corporation
7.88%, 06/15/32	380	400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
OneMain Finance Corporation
6.63%, 05/15/29	320	329
6.75%, 03/15/32	220	224
7.13%, 09/15/32	165	171
Panther Escrow Issuer LLC
7.13%, 06/01/31 (f)	440	458
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (f)	800	828
6.75%, 02/15/34 (f)	65	66
Progroup AG
5.38%, 04/15/31, EUR (e)	300	355
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (f)	265	280
Rocket Companies, Inc.
6.13%, 08/01/30 (f)	175	180
6.38%, 08/01/33 (f)	235	243
Shift4 Payments, LLC
6.75%, 08/15/32 (f)	205	212
Starwood Property Trust, Inc.
6.50%, 07/01/30 (f)	225	233
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	805	780
UBS Group AG
7.00%, (100, 02/10/30) (d) (f) (h)	770	789
9.25%, (100, 11/13/33) (d) (f) (h)	440	525
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
3.88%, (100, 06/03/27), EUR (d) (e) (h)	200	231
6.50%, (100, 12/03/31), EUR (d) (e)	300	374
		20,861
Communication Services 3.1%
Altice France
4.13%, 01/15/29, EUR (e)	300	304
Arqiva Broadcast Finance PLC
8.63%, 07/01/30, GBP (e)	200	280
Bell Canada inc.
6.88%, 09/15/55	525	544
7.00%, 09/15/55	680	710
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	360	519
CCO Holdings, LLC
5.38%, 06/01/29 (f)	735	730
4.50%, 05/01/32	215	196
Charter Communications Operating, LLC
5.85%, 12/01/35	1,900	1,915
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (f)	335	347
7.50%, 03/15/33 (f)	335	351
CommScope, LLC.
9.50%, 12/15/31 (f)	500	518
CSC Holdings, LLC
11.25%, 05/15/28 (f)	310	287
11.75%, 01/31/29 (f)	175	148
Digicel International Finance Limited
8.63%, 08/01/32 (f)	348	358
Engineering S.R.L.
11.13%, 05/15/28, EUR (e)	100	125
Eutelsat S.A.
2.25%, 07/13/27, EUR (e)	200	231
IHS Holding Limited
8.25%, 11/29/31 (e)	200	211
Iliad Holding
6.88%, 04/15/31, EUR (e)	200	249
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (d) (e)	100	124
Level 3 Financing, Inc.
4.88%, 06/15/29 (f)	280	265
6.88%, 06/30/33 (f)	490	500
7.00%, 03/31/34 (f)	285	290
Lorca Telecom Bondco S.A.
4.00%, 09/18/27, EUR (e)	500	587
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (f)	340	353
Midcontinent Communications
8.00%, 08/15/32 (f)	265	273
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (e)	133	157
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (e)	200	251
7.88%, 07/31/28, EUR	160	207
1.63%, 01/18/29, EUR (e)	100	109
Proximus
4.75%, (100, 07/02/31), EUR (d) (e)	300	356
Rogers Communications Inc.
7.00%, 04/15/55	505	527
7.13%, 04/15/55	475	504
SoftBank Group Corp.
5.88%, 07/10/31, EUR (e)	150	185
Telecom Argentina S.A.
9.50%, 07/18/31 (f)	400	404
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	200	261
Telefonica Europe B.V.
2.38%, (100, 02/12/29), EUR (d) (e)	400	444
5.75%, (100, 01/15/32), EUR (d) (e)	200	248
6.14%, (100, 02/03/30), EUR (d) (e)	100	127
6.75%, (100, 06/07/31), EUR (d) (e)	200	262
TMNL Holding B.V
3.75%, 01/15/29, EUR (e)	100	116
United Group B.V.
5.25%, 02/01/30, EUR (e)	100	116
6.75%, 02/15/31, EUR (e)	150	180
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	350	458
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	150	184
5.63%, 04/15/32, EUR (e)	213	256
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (e)	403	455
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	100	110
Windstream Services, LLC
8.25%, 10/01/31 (f)	445	461
7.50%, 10/15/33 (f)	320	320
Zayo Group Holdings, Inc.
9.25%, 03/09/30 (f) (g)	452	432
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	180	223
Ziggo B.V.
2.88%, 01/15/30, EUR (e)	100	111
		17,879
Industrials 3.1%
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (d) (e)	400	484
Air France - KLM
4.63%, 05/23/29, EUR (e)	200	243
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (e)	550	96
Amsted Industries Incorporated
6.38%, 03/15/33 (f)	370	380
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	350	428
Ats Consolidated, Inc.
5.50%, 04/15/29 (f)	130	129
Bombardier Inc.
7.25%, 07/01/31 (f)	575	610
6.75%, 06/15/33 (f)	20	21
Builders FirstSource, Inc.
6.75%, 05/15/35 (f)	730	764
Calderys Financing II, LLC
11.75%, 06/01/28 (f) (g)	270	282
Calderys Financing, LLC
11.25%, 06/01/28 (f)	180	191
Castello (BC) Bidco S.p.A.
6.48%, (3 Month EURIBOR + 4.50%), 11/14/31, EUR (a) (e)	136	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Corporation De Securite Garda World
8.25%, 08/01/32 (f)	655	680
CTEC II GmbH
5.25%, 02/15/30, EUR (e)	200	217
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e)	200	242
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	200	287
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	100	115
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (e)	250	291
Goat Holdco, LLC
6.75%, 02/01/32 (f)	620	637
Herc Holdings Inc.
7.00%, 06/15/30 (f)	457	475
7.25%, 06/15/33 (f)	305	319
Hillenbrand, Inc.
3.75%, 03/01/31	380	358
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (e)	300	311
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (f)	390	330
Kier Group PLC
9.00%, 02/15/29, GBP (e)	100	141
LATAM Airlines Group S.A.
7.88%, 04/15/30 (f)	50	52
Lightning Power, LLC
7.25%, 08/15/32 (f)	868	919
Limak Cimento Sanayi Ve Ticaret Anonim Sirketi
9.75%, 07/25/29 (e)	300	309
Madison IAQ LLC
5.88%, 06/30/29 (f)	555	548
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	450	455
9.25%, 04/15/27 (f)	695	696
MIWD Holdco II LLC
5.50%, 02/01/30 (f)	420	410
Nexans
4.25%, 03/11/30, EUR (e)	300	364
PCF GmbH
4.75%, 04/15/29, EUR (e)	150	135
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (d) (e)	200	245
Queen Mergerco, Inc.
6.75%, 04/30/32 (f)	375	389
Quikrete Holdings, Inc.
6.38%, 03/01/32 (f)	465	482
6.75%, 03/01/33 (f)	290	301
SPX Flow, Inc.
8.75%, 04/01/30 (f) (i)	690	709
Standard Building Solutions Inc.
4.38%, 07/15/30 (f)	70	67
3.38%, 01/15/31 (f)	375	339
Terex Corporation
6.25%, 10/15/32 (f)	820	835
TransDigm Inc.
6.63%, 03/01/32 (f)	295	304
6.75%, 01/31/34 (f)	190	196
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (f)	390	416
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (e)	150	185
8.25%, 07/15/30 (f)	100	107
12.25%, 01/15/31 (f)	95	103
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	160	188
XPO, Inc.
7.13%, 02/01/32 (f)	720	756
		17,702
Utilities 2.6%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (d) (e)	200	244
AES Corporation, The
6.95%, 07/15/55	720	709
Alliant Energy Corporation
5.75%, 04/01/56	565	566
Alpha Generation LLC
6.75%, 10/15/32 (f)	960	992
American Electric Power Company, Inc.
6.05%, 03/15/56	360	361
CenterPoint Energy, Inc.
5.95%, 04/01/56	1,190	1,190
CMS Energy Corporation
6.50%, 06/01/55	935	965
Dominion Energy, Inc.
6.63%, 05/15/55	970	1,005
EDP, S.A.
4.75%, 05/29/54, EUR (e)	400	485
4.63%, 09/16/54, EUR (e)	100	120
5.94%, 04/23/83, EUR (e)	100	124
Electricite de France
2.63%, (100, 12/01/27), EUR (d) (e)	600	685
3.38%, (100, 06/15/30), EUR (d) (e)	200	225
7.50%, (100, 09/06/28), EUR (d) (e)	200	258
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (e)	400	487
NextEra Energy Capital Holdings, Inc.
6.50%, 08/15/55	835	885
NRG Energy, Inc.
10.25%, (100, 03/15/28) (d) (f)	570	622
6.00%, 02/01/33 (f)	130	132
Orsted A/S
5.13%, (100, 09/14/29), EUR (d) (e)	350	422
5.25%, 12/08/22, EUR (e)	150	181
Saavi Energia S.a r.l.
8.88%, 02/10/35 (f)	600	646
Sempra
6.55%, 04/01/55	875	894
6.38%, 04/01/56	980	1,006
UGI International, LLC
2.50%, 12/01/29, EUR (e)	100	110
Veolia Environnement
2.50%, (100, 01/20/29), EUR (d) (e)	400	450
Vistra Corp.
7.00%, (100, 12/15/26) (d) (f)	525	533
Zorlu Enerji Elektrik Uretim Anonim Sirketi
11.00%, 04/23/30 (e)	500	460
		14,757
Energy 2.5%
Archrock Partners, L.P.
6.63%, 09/01/32 (f)	280	287
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (f)	620	619
6.63%, 07/15/33 (f)	355	361
Azule Energy Finance PLC
8.13%, 01/23/30 (f)	450	454
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	770	769
Constellation Oil Services Holding S.A.
9.38%, 11/07/29 (f)	426	437
Cullinan Holdco SCSp
8.50%, 10/15/29, EUR (e) (g)	92	85
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	800	852
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (f)	582	612
Genesis Energy, L.P.
7.88%, 05/15/32	440	459
Global Partners LP
7.13%, 07/01/33 (f)	325	333
Greenko Power II Limited
4.30%, 12/13/28 (e)	319	304
Greenko Power Projects (Mauritius) Limited
7.25%, 09/27/28 (e)	240	244
Harvest Midstream I, L.P.
7.50%, 05/15/32 (f)	340	349

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Hilcorp Energy I, L.P.
6.25%, 04/15/32 (f)	280	270
8.38%, 11/01/33 (f)	365	383
6.88%, 05/15/34 (f)	275	265
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (f)	580	602
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (e)	390	352
Kodiak Gas Services, LLC
6.50%, 10/01/33 (f)	150	153
6.75%, 10/01/35 (f)	145	149
Noble Finance II LLC
8.00%, 04/15/30 (f)	300	311
Petroleos Mexicanos
7.69%, 01/23/50	2,320	2,107
Pluspetrol S.A.
8.50%, 05/30/32 (f)	489	489
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	750	727
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (f)	780	763
Transmontaigne Partners LLC
8.50%, 06/15/30 (f)	160	167
Trident Energy Finance PLC
12.50%, 11/30/29 (f)	400	417
USA Compression Finance Corp.
6.25%, 10/01/33 (f)	685	688
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (d) (e)	300	339
		14,347
Health Care 1.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (f)	575	591
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (f)	340	334
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	1,020	1,064
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	300	361
CAB
3.38%, 02/01/28, EUR (e)	308	338
Centrient Holding B.V.
6.75%, 05/30/30, EUR (e)	250	284
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (e)	300	363
CVS Health Corporation
6.75%, 12/10/54	405	418
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	300	375
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (d) (e)	300	376
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	100	115
Grifols, S.A.
7.50%, 05/01/30, EUR (e)	550	680
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	400	478
IQVIA Inc.
2.25%, 01/15/28, EUR (e)	200	229
Lifepoint Health, Inc.
10.00%, 06/01/32 (f)	370	389
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	200	239
Molina Healthcare, Inc.
6.25%, 01/15/33 (f)	760	769
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (e)	100	122
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	200	240
7.00%, 02/21/30, EUR (e)	100	122
Ray Financing LLC
6.50%, 07/15/31, EUR (e)	300	358
Rossini S.a r.l.
6.75%, 12/31/29, EUR (e)	100	124
Star Parent, Inc.
9.00%, 10/01/30 (f)	460	487
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (f)	460	473
Team Health Holdings, Inc.
8.38%, 06/30/28 (f)	510	521
13.50%, 06/30/28 (f) (g)	144	156
Teva Pharmaceutical Finance Netherlands II B.V.
4.38%, 05/09/30, EUR (e)	500	600
4.13%, 06/01/31, EUR	350	415
		11,021
Consumer Staples 1.9%
AA Bond Co Limited
6.85%, 07/31/31, GBP (e)	100	141
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (e)	150	182
7.00%, 05/21/30 (f)	765	792
Allied Universal Holdco LLC
6.00%, 06/01/29 (f)	275	270
7.88%, 02/15/31 (f)	290	304
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	200	246
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (e)	200	176
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	100	128
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	125	151
5.75%, 05/15/30, EUR (e)	100	122
Champions Financing, Inc.
8.75%, 02/15/29 (f)	510	492
Co-operative Group Limited
7.50%, 07/08/26, GBP (e) (j) (k)	260	352
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	250	301
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	200	237
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	150	176
Grupo Nutresa S.A.
8.00%, 05/12/30 (f)	440	472
Loxama
6.38%, 05/31/29, EUR (e)	180	219
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	330	362
Multiversity S.p.A.
6.27%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (e)	100	118
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	335	329
New Immo Holding
6.00%, 03/22/29, EUR (e)	100	122
Ontex Group
5.25%, 04/15/30, EUR (e)	100	120
Opal Bidco SAS
6.50%, 03/31/32 (f)	205	210
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	50	63
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	100	121
Post Holdings, Inc.
6.38%, 03/01/33 (f)	260	263
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	150	176
Q-Park Holding I B.V.
5.13%, 03/01/29 - 02/15/30, EUR (e)	211	255
4.25%, 09/01/30, EUR (e)	100	119
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	200	267
Raven Acquisition Holding LLC
6.88%, 11/15/31 (f)	390	401
Roquette Freres
5.49%, (100, 11/25/29), EUR (d) (e)	100	120
Sigma Holdco B.V.
8.63%, 04/15/31, EUR	100	107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (d) (e)	200	230
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (e)	378	458
Verisure Holding AB
3.25%, 02/15/27, EUR (e)	300	351
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	435	513
Wand NewCo 3, Inc.
7.63%, 01/30/32 (f)	975	1,028
Williams Scotsman, Inc.
7.38%, 10/01/31 (f)	390	406
		10,900
Materials 1.7%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (e)	200	232
Avient Corporation
6.25%, 11/01/31 (f)	420	426
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 (e)	500	195
Capstone Copper Corp.
6.75%, 03/31/33 (f)	265	273
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (d) (f)	200	208
Century Aluminum Company
6.88%, 08/01/32 (f)	665	690
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (f)	400	413
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (f)	306	281
CSN Islands XI Corp.
6.75%, 01/28/28 (e)	350	340
First Quantum Minerals Ltd
7.25%, 02/15/34 (f)	200	207
Fresnillo PLC
4.25%, 10/02/50 (e)	200	159
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	188	217
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (f)	935	922
Inversiones CMPC S.A.
6.70%, 12/09/57 (f)	200	205
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	249	307
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	150	54
Novelis Corporation
6.88%, 01/30/30 (f)	570	590
Olympus Water US Holding Corporation
9.63%, 11/15/28, EUR (e)	300	369
7.25%, 06/15/31 (f)	70	71
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (g) (j)	608	610
Sasol Financing USA LLC
6.50%, 09/27/28	490	487
Sealed Air Corporation
7.25%, 02/15/31 (f)	750	788
6.50%, 07/15/32 (f)	70	73
Snf Group
4.50%, 03/15/32, EUR (e)	100	120
Taseko Mines Limited
8.25%, 05/01/30 (f)	310	328
Vedanta Resources Limited
10.88%, 09/17/29 (e)	450	472
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	215	200
7.38%, 03/01/31 (f)	305	311
6.63%, 08/15/32 (f)	185	183
		9,731
Information Technology 0.9%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (f)	825	826
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (e)	200	238
Amentum Escrow Corp.
7.25%, 08/01/32 (f)	380	395
Athenahealth Group Inc.
6.50%, 02/15/30 (f)	640	635
Atos SE
9.00%, 12/18/29, EUR (e) (j)	400	539
Cloud Software Group, Inc.
6.63%, 08/15/33 (f)	760	774
Ellucian Holdings Inc.
6.50%, 12/01/29 (f)	195	199
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (f)	585	613
UKG Inc.
6.88%, 02/01/31 (f)	965	996
		5,215
Real Estate 0.8%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (g)	204	255
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	256
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (e)	198	211
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (d) (e)	150	174
CPI Property Group
3.75%, (100, 04/27/28), EUR (d) (e)	100	105
7.50%, (100, 03/24/31), EUR (d) (e)	204	231
4.00%, 01/22/28, GBP (e) (j) (k)	200	255
1.75%, 01/14/30, EUR (e)	150	153
Franshion Brilliant Limited
4.25%, 07/23/29 (e)	200	184
Globalworth Real Estate Investments Limited
6.25%, 03/31/30, EUR (e)	282	337
Greentown China Holdings Limited
8.45%, 02/24/28 (e)	400	414
Heimstaden AB
6.75%, (100, 10/15/26), EUR (d) (e)	100	104
8.38%, 01/29/30, EUR (e)	200	244
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (d) (e)	350	404
6.25%, (100, 12/04/29), EUR (d) (e)	100	120
1.63%, 10/13/31, EUR (e)	100	103
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	200	245
RHP Hotel Properties, LP
6.50%, 06/15/33 (f)	150	154
Star Holding LLC
8.75%, 08/01/31 (f)	340	337
Uniti Group LP
8.63%, 06/15/32 (f)	330	315
		4,601
Total Corporate Bonds And Notes (cost $145,256)		150,974
CATASTROPHE BONDS 14.1%
Multi-Peril 9.5%
3264 Re Ltd.
25.55%, (3 Month Treasury + 21.25%), 02/07/28 (a) (f)	500	523
Alamo Re Ltd.
10.49%, (1 Month Treasury + 6.00%), 06/07/27 (a) (f)	1,150	1,216
12.38%, (1 Month Treasury + 7.75%), 06/07/27 (a) (f)	500	537
Atela Re Ltd.
18.20%, (3 Month Treasury + 14.25%), 05/09/27 (a) (f)	750	828
Atlas Capital Designated Activity Company
13.32%, (SOFR + 7.25%), 06/07/28 (a) (f)	1,500	1,517
Bonanza Re Ltd
9.58%, (3 Month Treasury + 5.50%), 12/20/27 (a) (f)	1,500	1,535

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bridge STR RE Ltd.
8.33%, (3 Month Treasury + 4.00%), 01/07/28 (a) (f)	3,000	3,063
Easton Re Pte. Ltd.
11.46%, (3 Month Treasury + 7.50%), 01/08/27 (a) (f)	1,900	1,956
Four Lakes Re Ltd.
9.80%, (3 Month Treasury + 5.50%), 01/07/28 (a) (f)	1,500	1,520
Herbie Re Ltd.
11.55%, (3 Month Treasury + 7.25%), 01/08/29 (a) (f)	2,250	2,331
15.05%, (3 Month Treasury + 10.75%), 01/08/29 (a) (f)	1,250	1,338
Hypatia Ltd.
14.83%, (3 Month Treasury + 10.50%), 04/08/26 (a) (f)	1,650	1,722
Kendall Re Ltd.
10.38%, (3 Month Treasury + 6.25%), 04/30/27 (a) (f)	1,500	1,579
11.85%, (3 Month Treasury + 7.75%), 04/30/27 (a) (f)	750	788
Kilimanjaro III Re Limited
8.91%, (3 Month Treasury + 4.56%), 04/20/26 (a) (f)	500	507
9.21%, (3 Month Treasury + 4.86%), 04/20/26 (a) (f)	500	507
16.71%, (3 Month Treasury + 12.36%), 04/20/26 (a) (f)	275	285
Kilimanjaro Re Limited
10.60%, (3 Month Treasury + 6.25%), 06/30/28 (a) (f)	1,150	1,203
10.52%, (3 Month Treasury + 6.25%), 07/09/29 (a) (f)	500	517
8.02%, (3 Month Treasury + 3.75%), 07/08/30 (a) (f)	1,000	1,024
London Bridge 2 PCC Limited
11.85%, (3 Month Treasury + 7.50%), 01/09/29 (a) (f)	2,000	2,076
Matterhorn Re Ltd
10.19%, (SOFR + 5.75%), 12/08/25 (a) (f)	1,000	1,004
16.58%, (3 Month Treasury + 12.25%), 02/04/28 (a) (f)	1,000	1,040
16.55%, (1 Month Treasury + 12.38%), 07/07/28 (a) (f)	750	792
Mona Lisa RE Ltd.
14.05%, (3 Month Treasury + 9.75%), 06/25/27 (a) (f)	1,700	1,866
12.30%, (3 Month Treasury + 8.00%), 01/08/29 (a) (f)	2,750	2,840
Montoya Re Ltd.
16.34%, (1 Month Treasury + 11.50%), 04/07/27 (a) (f)	1,750	1,852
Mystic Re IV Ltd.
16.35%, (3 Month Treasury + 12.00%), 01/08/27 (a) (f)	750	798
8.30%, (3 Month Treasury + 4.00%), 01/10/28 (a) (f)	1,000	1,013
14.55%, (3 Month Treasury + 10.25%), 01/10/28 (a) (f)	750	781
Northshore Re II Limited
9.32%, (3 Month Treasury + 5.00%), 04/07/28 (a) (f)	1,750	1,782
Ocelot Re Ltd.
12.07%, (3 Month Treasury + 7.75%), 01/07/31 (a) (f)	1,900	1,961
Residential Reinsurance 2024 Limited
9.35%, (3 Month Treasury + 5.25%), 12/06/28 (a) (f)	1,250	1,295
10.91%, (3 Month Treasury + 7.00%), 12/06/28 (a) (f)	1,000	1,043
Riverfront Re Ltd.
12.01%, (3 Month Treasury + 7.75%), 01/08/29 (a) (f)	750	787
Sanders Re II Ltd.
8.01%, (3 Month Treasury + 4.00%), 04/07/29 (a) (f)	1,000	1,006
9.38%, (3 Month Treasury + 5.25%), 04/07/29 (a) (f)	1,000	1,027
Sanders Re III Ltd.
9.46%, (3 Month Treasury + 5.75%), 04/07/28 (a) (f)	1,000	1,050
Stabilitas Re Ltd.
12.61%, (3 Month Treasury + 8.50%), 06/05/26 (a) (f)	2,500	2,586
Titania Re Ltd.
10.17%, (1 Month Treasury + 6.25%), 11/26/27 (a) (f)	2,750	2,837
		53,932
Storms 3.3%
Cape Lookout Re Ltd.
12.66%, (1 Month Treasury + 8.00%), 04/05/27 (a) (f)	1,000	1,044
10.85%, (1 Month Treasury + 6.90%), 03/13/28 (a) (f)	1,250	1,312
Chartwell Re Ltd.
9.97%, (3 Month Treasury + 6.00%), 06/07/28 (a) (f)	1,250	1,311
10.97%, (3 Month Treasury + 7.00%), 06/07/28 (a) (f)	1,000	1,035
FloodSmart Re Ltd.
18.33%, (3 Month Treasury + 14.00%), 03/12/27 (a) (f)	500	531
Gateway Re II Ltd.
13.53%, (3 Month Treasury + 8.90%), 04/27/26 (a) (f)	250	261
Gateway Re Ltd
4.00%, (1 Month Treasury + 0.00%), 12/22/25 (a) (f)	750	744
13.45%, (1 Month Treasury + 9.50%), 07/07/27 (a) (f)	500	525
14.45%, (1 Month Treasury + 10.50%), 07/07/28 (a) (f)	500	533
Hestia Re Ltd
14.88%, (1 Month Treasury + 10.75%), 04/07/26 (a) (f)	1,250	1,305
12.25%, (1 Month Treasury + 8.25%), 03/13/28 (a) (f)	750	778
Marlon Ltd.
11.32%, (3 Month Treasury + 7.00%), 06/07/27 (a) (f)	1,775	1,901
Palm Re Ltd.
11.83%, (1 Month Treasury + 7.75%), 06/07/28 (a) (f)	750	793
Purple Re Ltd.
11.22%, (1 Month Treasury + 7.25%), 06/07/28 (a) (f)	1,750	1,857
11.72%, (1 Month Treasury + 7.75%), 06/07/28 (a) (f)	500	522
Queen Street 2023 Re Designated Activity Company
11.46%, (3 Month Treasury + 7.50%), 12/08/25 (a) (f)	2,400	2,424
Winston Re Ltd.
14.34%, (3 Month Treasury + 10.25%), 02/26/27 (a) (f)	1,300	1,398
10.63%, (3 Month Treasury + 6.50%), 02/21/28 (a) (f)	750	778
		19,052
Earthquakes 1.3%
Sutter Re Ltd.
10.88%, (3 Month Treasury + 6.75%), 06/19/26 (a) (f)	1,000	1,021
Torrey Pines Re Ltd.
9.28%, (3 Month Treasury + 5.00%), 06/05/26 (a) (f)	1,000	1,016
10.47%, (1 Month Treasury + 6.50%), 06/07/28 (a) (f)	500	510
Ursa Re II Ltd.
13.11%, (3 Month Treasury + 9.00%), 06/07/28 (a) (f)	1,250	1,263
Veraison Re Ltd.
8.76%, (3 Month Treasury + 4.75%), 03/08/27 (a) (f)	1,000	1,024

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
7.52%, (1 Month Treasury + 3.50%), 03/08/28 (a) (f)	1,500	1,501
9.02%, (1 Month Treasury + 5.00%), 03/08/28 (a) (f)	1,000	1,010
		7,345
Total Catastrophe Bonds (cost $77,395)		80,329
DIRECT ACCESS LENDING 12.7%
Financials 7.9%
Axonic Coinvest II, LP (e) (l)	8,000	8,809
Eiger Funding (PCC) Ltd. (e) (l)	8,107	12,026
EJF CRT 2024-R1 LLC
12.12%, (SOFR + 7.75%), 02/15/43 (a) (b) (e)	5,309	5,307
Harvest Commercial Capital, LLC
11.25%, 11/30/26 (b) (e)	10,000	10,000
Northleaf Chorus Investors LP (e) (l)	7,500	1,316
Upgrade Master Pass-Thru Trust
0.00%, 04/15/32 (b) (e)	11,000	7,807
		45,265
Industrials 2.6%
HCM 2021-1, LLC (e) (l)	12,000	12,131
Ironwood Funding XIV LLC (e) (l)	4,080	2,572
		14,703
Consumer Discretionary 1.6%
AX Southeast Loan Investor LLC (e) (l)	8,000	9,329
Communication Services 0.6%
Cutting Edge Group
12.29%, (SOFR + 8.00%), 07/31/29 (a) (b) (e)	3,340	3,277
Total Direct Access Lending (cost $69,676)		72,574
GOVERNMENT AND AGENCY OBLIGATIONS 5.9%
Sovereign 5.4%
Angola, Government of
9.38%, 05/08/48 (e)	350	301
Arab Republic of Egypt
8.70%, 03/01/49 (e)	2,370	2,103
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	2,250	2,369
Federal Government of Nigeria
8.75%, 01/21/31 (e)	790	820
7.70%, 02/23/38 (e)	1,370	1,269
8.25%, 09/28/51 (e)	200	180
Ghana, Government of
5.00%, 07/03/35 (f) (j)	984	829
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (e) (j)	1,157	703
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (e)	960	1,018
Gobierno De La Republica De Honduras
8.63%, 11/27/34 (e)	1,180	1,295
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 - 07/31/35 (e) (j)	1,957	1,573
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	660	704
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	570	584
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (e)	374	341
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (j)	1,178	1,126
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	310	329
4.45%, 07/07/31 (e)	500	453
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (e)	1,460	1,633
6.63%, 03/22/48, EUR (e)	2,030	2,032
Presidencia De La Nacion
0.75%, 07/09/30 (j)	1,466	1,008
4.13%, 07/09/46 (j)	506	267
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (e)	660	701
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (e)	1,290	1,392
6.85%, 01/27/45 (e)	534	554
Republic of Suriname, Government of the
7.95%, 07/15/33 (e) (g)	100	99
Romania, Government of
6.38%, 09/18/33, EUR (e)	2,611	3,206
South Africa, Parliament of
5.75%, 09/30/49	2,590	2,075
The Democratic Socialist Republic of Sri Lanka
3.10%, 01/15/30 (e) (j)	234	219
3.10%, 01/15/30 (f) (j)	340	319
3.35%, 03/15/33 (e) (j)	299	255
3.35%, 03/15/33 (f) (j)	310	265
3.60%, 02/15/38 (e) (j)	431	381
3.60%, 02/15/38 (f) (j)	660	584
		30,987
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.86%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	606	630
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 9.96%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	175	187
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 8.11%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	765
Series 2021-B1-HQA3, REMIC, 7.71%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	907
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 7.21%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	288	291
		2,780
Total Government And Agency Obligations (cost $31,872)		33,767
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.14%, 08/10/35 (a)	355	332
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.05%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	100	101
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 0.00%, 10/18/30 (a)	265	264
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	220	193
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-B-EDU1, REMIC, 6.03%, (SOFR 30-Day Average + 1.70%), 07/27/48 (a) (m)	800	800
Series 2025-C-EDU1, REMIC, 6.13%, (SOFR 30-Day Average + 1.80%), 07/27/48 (a) (m)	300	300
Series 2025-D-EDU1, REMIC, 6.58%, (SOFR 30-Day Average + 2.25%), 07/27/48 (a) (m)	262	262
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	343
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	328
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (a)	298	248
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	337
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	121
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (a)	55	57
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 6.86%, 02/16/29 (a)	241	248
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	256
Business Jet Securities 2024-1, LLC
Series 2024-B-1A, 6.92%, 05/15/30	263	267
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	319	315
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.26%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	249	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.84%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	70	71
BX Trust
Series 2024-D-MF, REMIC, 6.84%, (1 Month Term SOFR + 2.69%), 02/17/26 (a)	89	89
Series 2024-C-BIO, REMIC, 6.79%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	378	377
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.04%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	100	100
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 7.11%, (1 Month Term SOFR + 2.75%), 07/15/42 (a)	100	100
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 7.40%, (1 Month Term SOFR + 3.25%), 07/15/30 (a)	100	101
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (j)	409	400
CFCRE 2016-C4 Mortgage Trust
Series 2016-D-C4, REMIC, 4.85%, 05/12/26 (a)	291	282
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (a)	330	340
COMM 2025-167G Mortgage Trust
Series 2025-E-167G, REMIC, 8.47%, 08/12/30 (a)	557	561
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 7.19%, (1 Month Term SOFR + 3.10%), 08/15/41 (a)	242	242
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-C-1A, 9.41%, 05/20/30	1,000	1,051
Crockett Partners Equipment Company IIA LLC
Series 2024-B-1C, 6.78%, 01/20/30	158	160
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-D-11MD, REMIC, 3.55%, 09/12/35 (a)	334	331
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (a)	278	280
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (a)	325	326
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-D-1A, 6.22%, 03/25/60	832	847
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.69%, 05/12/26 (a)	286	277
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	185	163
GS Mortgage Securities Trust 2018-GS10
Series 2018-C-GS10, REMIC, 4.40%, 07/12/28 (a)	40	28
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (a)	568	471
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.36%, 10/11/42	944	944
Series 2025-E-11MD, REMIC, 7.33%, 10/11/42	510	509
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.44%, (1 Month Term SOFR + 2.29%), 04/15/26 (a)	411	406
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	695	703
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM2
Series 2025-M1-NQM2, 6.52%, 01/25/70 (a)	822	837
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (j)	607	613
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (f) (j)	732	741
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-D-3BP, REMIC, 6.59%, (1 Month Term SOFR + 2.50%), 02/16/27 (a)	251	250
OBX 2025-HE1 Trust
Series 2025-M2-HE1, 6.50%, (SOFR 30-Day Average + 2.15%), 02/25/55 (a)	266	261
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.01%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	466	440
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	106	101
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.94%, (1 Month Term SOFR + 2.79%), 12/15/26 (a)	100	100
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (a)	833	832
SFO Commercial Mortgage Trust 2021-555
Series 2021-D-555, REMIC, 6.67%, (1 Month Term SOFR + 2.51%), 05/15/28 (a)	410	405
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	288	294
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	279	279
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	521	520
U.S. Bank National Association
Series 2025-D-SUP1, 7.06%, (SOFR 30-Day Average + 2.70%), 02/25/32 (a)	326	328
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (a)	270	276
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	514	518
Series 2024-B-1A, 6.21%, 11/17/31	212	217
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	283	259
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (j)	282	283
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	660	633
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,240)		22,367
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 4.04% (n) (o)	13,301	13,301
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (n) (o)	398	398
Total Short Term Investments (cost $13,699)		13,699
Total Investments 99.7% (cost $557,816)		569,389
Other Derivative Instruments 0.1%		469
Other Assets and Liabilities, Net 0.2%		1,053
Total Net Assets 100.0%		570,911

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $156,118 and 27.3% of the Fund.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Convertible security.

(i) All or a portion of the security was on loan as of September 30, 2025.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(l) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Amspec Parent LLC, 2024 Delayed Draw Term Loan, SOFR + 4.25%	120	1
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, SOFR + 4.75%	103	1
CohnReznick LLP, Delayed Draw Term Loan, SOFR + 4.00%	376	2
Cutting Edge Group, SOFR + 8.00%	1,145	3
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	133	—
TMC Buyer, Inc, 2024 Delayed Draw Term Loan, SOFR + 5.00%	167	2
	2,044	9

Investment Interests
		Lockup Period	Redemption Notice	Termination Date
AX Southeast Loan Investor LLC	An off-market, fund-level NAV loan to a multi-family owner/developer.	N/A	N/A	N/A
Axonic Coinvest II, LP	Controlling tranches of a CMBS SASB securitization backed by department stores.	N/A	N/A	03/31/26
Eiger Funding (PCC) Ltd.	Mezzanine loan backed by a London hotel with ~200 keys.	Termination	N/A	01/21/28†
HCM 2021-1, LLC	A special purpose vehicle ("SPV") that invests in the subordinated bonds of Freddie Mac Small Balance Loans ("SBL") multifamily securitization at new issue.	18 months	6 months	N/A
Ironwood Funding XIV LLC	A senior secured draw down debt facility to a consumer NPL buyer to fund the purchase of charged-off consumer receivables, alongside the originator, an asset-based credit manager.	Termination	N/A	08/01/28†
Northleaf Chorus Investors LP	A preferred equity transaction to a music royalties platform to support the acquisition of royalty assets in a recently established investment pool.	Termination	N/A	03/19/30†

†Termination date represents the expected maturity of underlying investments held by the entity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	217	244	—
AA Bond Co Limited, 6.85%, 07/31/31	10/23/24	132	141	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	02/19/25	443	484	0.1
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/28/25	430	498	0.1
ABN AMRO Bank N.V., 6.88% (callable at 100, 09/22/31)	01/28/25	445	512	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	231	258	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	210	232	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	216	243	—
Akbank Turk Anonim Sirketi, 6.80%, 06/22/31	07/17/25	300	300	0.1
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	07/23/25	182	182	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	223	256	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	222	248	—
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	05/21/25	234	238	—
Altice France, 4.13%, 01/15/29	05/22/25	294	304	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	223	246	—
Ambipar Lux S.a r.l., 9.88%, 02/06/31	05/02/25	514	96	—
Angola, Government of, 9.38%, 05/08/48	10/31/24	284	301	0.1
Arab Republic of Egypt, 8.70%, 03/01/49	09/24/24	1,925	2,103	0.4
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/15/25	165	176	—
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30	09/15/25	286	280	0.1
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	404	428	0.1
Atos SE, 9.00%, 12/18/29	02/19/25	450	539	0.1
AX Southeast Loan Investor LLC	11/08/24	8,000	9,329	1.6
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	296	0.1
Axonic Coinvest II, LP	10/01/24	8,000	8,809	1.5
Azelis Finance, 4.75%, 09/25/29	05/21/25	233	242	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/19/25	351	364	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	06/20/25	201	211	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	01/28/25	437	507	0.1
Banco Davivienda S.A., 6.65% (callable at 100, 04/22/31)	12/04/23	382	464	0.1
Banco Mercantil Del Norte S.A., 6.63% (callable at 100, 01/24/32)	12/04/23	382	404	0.1
Banco Santander, S.A., 3.63% (callable at 100, 03/21/29)	01/28/25	567	665	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	219	226	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	305	361	0.1
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	194	176	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	10/23/24	128	128	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/10/25	252	251	0.1
Bertrand Franchise Finance, 5.77%, 07/18/30	10/23/24	108	112	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	136	151	—
Boels Topholding B.V., 5.75%, 05/15/30	05/21/25	117	122	—
Braskem Netherlands Finance B.V., 8.50%, 01/12/31	02/14/24	468	195	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	489	519	0.1
Bubbles BidCo S.p.A., 6.50%, 09/30/31	01/07/25	264	300	0.1
CAB, 3.38%, 02/01/28	07/22/25	343	338	0.1
CaixaBank, S.A., 7.50% (callable at 100, 01/16/30)	01/28/25	226	261	0.1
Castello (BC) Bidco S.p.A., 6.48%, 11/14/31	05/29/25	155	161	—
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	10/22/24	156	174	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	133	141	—
Ceconomy AG, 6.25%, 07/15/29	10/22/24	361	408	0.1
Centrient Holding B.V., 6.75%, 05/30/30	07/02/25	301	284	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	330	363	0.1
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/05/23	296	327	0.1
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/28/25	457	530	0.1
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	332	352	0.1
Coventry Building Society, 8.75% (callable at 100, 06/11/29)	01/28/25	384	429	0.1
CPI Property Group, 3.75% (callable at 100, 04/27/28)	06/17/25	104	105	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	231	—
CPI Property Group, 4.00%, 01/22/28	10/22/24	242	255	0.1
CPI Property Group, 1.75%, 01/14/30	10/23/24	140	153	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	386	403	0.1
CSN Islands XI Corp., 6.75%, 01/28/28	07/17/25	334	340	0.1
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	222	243	—
CTEC II GmbH, 5.25%, 02/15/30	10/23/24	209	217	—
Cullinan Holdco SCSp, 8.50%, 10/15/29	09/04/25	90	85	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/02/25	301	301	0.1
Cutting Edge Group, 12.29%, 07/31/29	04/02/24	3,175	3,167	0.6
Cutting Edge Group, 12.29%, 07/31/29	07/02/25	112	110	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	10/23/24	114	126	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/04/25	234	237	—
Deuce Finco PLC, 5.50%, 06/15/27	10/22/24	192	201	—
Deutsche Bank Aktiengesellschaft, 8.13% (callable at 100, 10/30/29)	01/28/25	220	256	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	03/06/25	216	242	—
Dufry One B.V., 4.50%, 05/23/32	07/17/25	297	304	0.1
Edge Finco PLC, 8.13%, 08/15/31	05/21/25	281	287	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	452	485	0.1
EDP, S.A., 4.63%, 09/16/54	09/01/25	120	120	—
EDP, S.A., 5.94%, 04/23/83	12/04/23	110	124	—
Eiger Funding (PCC) Ltd.	02/04/25	10,126	12,026	2.1
EJF CRT 2024-R1 LLC, 12.12%, 02/15/43	07/15/24	5,264	5,307	0.9
Electricite de France, 2.63% (callable at 100, 12/01/27)	06/03/24	600	685	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/02/25	226	225	—
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	227	258	0.1
Elior Group, 5.63%, 03/15/30	05/15/25	225	240	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	103	115	—
Engineering S.R.L., 11.13%, 05/15/28	05/21/25	119	125	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	10/22/24	351	375	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	10/22/24	341	374	0.1
Erste Group Bank AG, 7.00% (callable at 100, 04/15/31)	01/28/25	442	509	0.1
Essendi S.A., 5.50%, 11/15/31	08/08/25	239	241	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	335	376	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/06/25	201	231	—
Federal Government of Nigeria, 8.75%, 01/21/31	12/01/23	777	820	0.1
Federal Government of Nigeria, 7.70%, 02/23/38	06/04/25	1,188	1,269	0.2
Federal Government of Nigeria, 8.25%, 09/28/51	03/27/24	166	180	—
Fedrigoni S.P.A., 6.13%, 06/15/31	10/22/24	267	291	0.1
Flora Food Management B.V., 6.88%, 07/02/29	10/23/24	170	176	—
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	165	182	—
FNAC Darty, 6.00%, 04/01/29	10/23/24	112	122	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	176	192	—
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	317	326	0.1
Fortune Star (BVI) Limited, 8.50%, 05/19/28	07/29/25	206	210	—
Forvia, 5.50%, 06/15/31	06/20/24	395	422	0.1
Franshion Brilliant Limited, 4.25%, 07/23/29	07/17/25	180	184	—
Fresnillo PLC, 4.25%, 10/02/50	03/17/25	145	159	—
Fressnapf Holding SE, 5.25%, 10/31/31	01/07/25	386	415	0.1
Globalworth Real Estate Investments Limited, 6.25%, 03/31/30	01/09/25	291	337	0.1
Gobierno de la Provincia de Buenos Aires, 6.63%, 09/01/37	06/04/25	828	703	0.1
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	962	1,018	0.2
Gobierno De La Republica De Honduras, 8.63%, 11/27/34	05/20/25	1,219	1,295	0.2
Gobierno de la Republica del Ecuador, 6.90%, 07/31/30	08/13/24	440	530	0.1
Gobierno de la Republica del Ecuador, 6.90%, 07/31/35	02/19/25	976	1,043	0.2
Government of Commonwealth of the Bahamas, 8.25%, 06/24/36	06/17/25	664	704	0.1
Government of the People's Republic of Benin, 7.96%, 02/13/38	08/19/25	559	584	0.1
Government of the Republic of Serbia, 2.05%, 09/23/36	10/22/24	312	341	0.1
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	1,085	1,126	0.2
Greenko Power II Limited, 4.30%, 12/13/28	02/19/25	301	304	0.1
Greenko Power Projects (Mauritius) Limited, 7.25%, 09/27/28	07/21/25	243	244	—
Greentown China Holdings Limited, 8.45%, 02/24/28	02/19/25	405	414	0.1
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	10/23/24	101	115	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	642	680	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	435	478	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	193	217	—
Harvest Commercial Capital, LLC, 11.25%, 11/30/26	07/31/25	10,000	10,000	1.8
HCM 2021-1, LLC	09/18/24	11,813	12,131	2.1
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	104	—
Heimstaden AB, 8.38%, 01/29/30	08/04/25	242	244	—
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	404	0.1
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	09/01/25	120	120	—
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	92	103	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	02/19/25	464	487	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/22/24	285	307	0.1
IHS Holding Limited, 8.25%, 11/29/31	03/04/25	200	211	—
Iliad Holding, 6.88%, 04/15/31	02/19/25	231	249	—
Intesa Sanpaolo S.p.A., 7.00% (callable at 100, 05/20/32)	01/28/25	447	510	0.1
IQVIA Inc., 2.25%, 01/15/28	05/21/25	221	229	—
IRB Infrastructure Developers Limited, 7.11%, 03/11/32	07/18/25	302	311	0.1
Ironwood Funding XIV LLC	08/23/24	2,649	2,572	0.5
Ironwood Funding XIV LLC	03/31/25	—	—	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	05/21/25	346	354	0.1
Jerrold Finco PLC, 7.50%, 06/15/31	08/04/25	273	274	0.1
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	320	352	0.1
Kier Group PLC, 9.00%, 02/15/29	02/19/25	131	141	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	02/19/25	109	124	—
Kronos International, Inc., 9.50%, 03/15/29	10/22/24	290	307	0.1
Landesbank Baden-Wurttemberg, 6.75% (callable at 100, 10/15/30)	01/28/25	207	245	—
Limak Cimento Sanayi Ve Ticaret Anonim Sirketi, 9.75%, 07/25/29	07/17/25	302	309	0.1
Lorca Telecom Bondco S.A., 4.00%, 09/18/27	12/05/23	558	587	0.1
Loxama, 6.38%, 05/31/29	03/18/24	200	219	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	141	54	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	244	267	0.1
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	558	579	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/10/25	238	239	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	10/22/24	256	270	0.1
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	343	362	0.1
Motel One GmbH, 7.75%, 04/02/31	05/21/25	121	126	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/14/25	238	245	—
Multiversity S.p.A., 6.27%, 10/30/28	10/23/24	108	118	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	01/28/25	376	413	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	109	122	—
New Immo Holding, 6.00%, 03/22/29	03/06/25	101	122	—
Nexans, 4.25%, 03/11/30	03/06/25	340	364	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	05/21/25	231	240	—
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30	08/29/25	122	122	—
Northleaf Chorus Investors LP	03/27/25	1,366	1,316	0.2
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	139	157	—
Olympus Water US Holding Corporation, 9.63%, 11/15/28	12/05/23	333	369	0.1
Ontex Group, 5.25%, 04/15/30	05/21/25	116	120	—
Optics BidCo S.p.A., 6.88%, 02/15/28	10/23/24	230	251	—
Optics BidCo S.p.A., 1.63%, 01/18/29	07/18/25	109	109	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	02/05/25	386	422	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	181	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	57	63	—
PCF GmbH, 4.75%, 04/15/29	10/22/24	143	135	—
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	321	329	0.1
People's Government of Inner Mongolia Autonomous Region, 4.45%, 07/07/31	07/18/25	443	453	0.1
Peu (Fin) PLC, 7.25%, 07/01/28	03/18/24	278	305	0.1
Pinewood Finco PLC, 6.00%, 03/27/30	05/29/25	195	196	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	262	284	0.1
Playtech PLC, 5.88%, 06/28/28	12/04/23	282	314	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	1,427	1,633	0.3
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,763	2,032	0.4
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	619	701	0.1
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	1,355	1,392	0.2
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	518	554	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	156	176	—
Progroup AG, 5.38%, 04/15/31	10/22/24	312	355	0.1
Prosus N.V., 3.83%, 02/08/51	12/04/23	237	264	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	02/05/25	328	356	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/02/25	244	245	—
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	207	205	—
Q-Park Holding I B.V., 5.13%, 03/01/29	07/02/25	122	121	—
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	134	134	—
Q-Park Holding I B.V., 4.25%, 09/01/30	08/06/25	118	119	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/06/23	243	267	0.1
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	230	—
Ray Financing LLC, 6.50%, 07/15/31	10/22/24	334	358	0.1
Republic of Suriname, Government of the, 7.95%, 07/15/33	08/06/25	100	99	—
Romania, Government of, 6.38%, 09/18/33	12/04/23	3,045	3,206	0.6
Roquette Freres, 5.49% (callable at 100, 11/25/29)	02/05/25	106	120	—
Rossini S.a r.l., 6.75%, 12/31/29	05/21/25	119	124	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	785	833	0.2
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	684	727	0.1
Snf Group, 4.50%, 03/15/32	05/21/25	116	120	—
SoftBank Group Corp., 5.88%, 07/10/31	09/11/25	184	185	—
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	233	230	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	02/05/25	335	363	0.1
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/02/25	458	458	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	234	261	0.1
Telefonica Europe B.V., 2.38% (callable at 100, 02/12/29)	07/02/25	447	444	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	248	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	02/19/25	112	127	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	238	262	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/22/24	542	600	0.1
The Democratic Socialist Republic of Sri Lanka, 3.10%, 01/15/30	12/27/24	197	219	—
The Democratic Socialist Republic of Sri Lanka, 3.35%, 03/15/33	12/27/24	229	255	0.1
The Democratic Socialist Republic of Sri Lanka, 3.60%, 02/15/38	12/27/24	327	381	0.1
TMNL Holding B.V, 3.75%, 01/15/29	07/18/25	116	116	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	184	185	—
UGI International, LLC, 2.50%, 12/01/29	10/23/24	101	110	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 3.88% (callable at 100, 06/03/27)	10/23/24	205	231	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 6.50% (callable at 100, 12/03/31)	01/28/25	326	374	0.1
United Group B.V., 5.25%, 02/01/30	12/05/23	100	116	—
United Group B.V., 6.75%, 02/15/31	10/23/24	164	180	—
Upgrade Master Pass-Thru Trust, 0.00%, 04/15/32	03/31/25	9,171	7,807	1.4
Valeo, 4.50%, 04/11/30	02/19/25	332	358	0.1
Valeo, 5.13%, 05/20/31	09/04/25	118	120	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/03/25	462	472	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	02/19/25	426	450	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Verisure Holding AB, 3.25%, 02/15/27	04/24/24	317	351	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	482	513	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	171	188	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	415	458	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	07/02/25	185	184	—
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/25	241	256	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	407	455	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	07/18/25	107	110	—
Waga Bondco Limited, 8.50%, 06/15/30	05/29/25	153	143	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	339	0.1
Zegona Finance PLC, 6.75%, 07/15/29	02/19/25	210	223	—
ZF Friedrichshafen AG, 2.25%, 05/03/28	03/06/25	202	220	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	105	113	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	07/02/25	117	120	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	98	107	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	07/31/25	116	122	—
Ziggo B.V., 2.88%, 01/15/30	05/19/25	104	111	—
Zorlu Enerji Elektrik Uretim Anonim Sirketi, 11.00%, 04/23/30	03/28/25	479	460	0.1
		145,263	153,006	26.8

Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	886	137,344	124,929	442	—	—	13,301	2.3
JNL Government Money Market Fund, 4.14% - Class SL	500	1,192	1,294	3	—	—	398	0.1
	1,386	138,536	126,223	445	—	—	13,699	2.4

Summary of Investments by Country^	Total Long Term Investments
United States of America	66.6%
Bermuda	9.9
United Kingdom	4.8
Germany	2.1
France	1.4
Spain	1.0
Netherlands	0.8
Mexico	0.8
Italy	0.8
Colombia	0.7
Canada	0.7
Cote D'Ivoire	0.7
Romania	0.6
Brazil	0.6
Australia	0.6
Ireland	0.5
South Africa	0.5
Nigeria	0.4
Sweden	0.4
Argentina	0.4
Egypt	0.4
Sri Lanka	0.4
Dominican Republic	0.3
India	0.3
Switzerland	0.3
Ecuador	0.3
Zambia	0.2
Honduras	0.2
China	0.2
Portugal	0.2
Turkey	0.2
Guatemala	0.2
Israel	0.2
Czech Republic	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Summary of Investments by Country^	Total Long Term Investments
Belgium	0.2
Peru	0.2
Chile	0.2
Ghana	0.1
Mongolia	0.1
Austria	0.1
Angola	0.1
Bahamas	0.1
El Salvador	0.1
Denmark	0.1
Benin	0.1
Macau	0.1
Finland	0.1
Japan	0.1
Jamaica	0.1
Kazakhstan	0.1
Serbia	0.1
South Korea	0.1
Luxembourg	—
Multi-National	—
Suriname	—
Estonia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	277	December 2025		31,026	(4)	137
United States 10 Year Ultra Bond	209	December 2025		23,851	(13)	200
United States 2 Year Note	132	January 2026		27,514	14	(5)
United States 5 Year Note	977	January 2026		106,573	38	111
					35	443
Short Contracts
Euro BOBL	(105)	December 2025	EUR	(12,382)	(2)	13
Euro Bund	(56)	December 2025	EUR	(7,191)	2	(10)
Euro Buxl 30 Year Bond	(2)	December 2025	EUR	(225)	—	(4)
Euro OAT	(18)	December 2025	EUR	(2,170)	—	(17)
Euro Schatz	(84)	December 2025	EUR	(8,996)	—	12
Long Gilt	(15)	December 2025	GBP	(1,357)	1	(8)
United States Ultra Bond	(41)	December 2025		(4,807)	23	(116)
					24	(130)

Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	10/15/25	EUR	11,475	13,484	(49)
GBP/USD	CIT	10/15/25	GBP	5,545	7,458	(80)
USD/EUR	GSC	10/15/25	EUR	(2,485)	(2,920)	4
USD/EUR	SCB	10/15/25	EUR	(1,000)	(1,175)	(4)
USD/EUR	SSB	10/15/25	EUR	(53,000)	(62,277)	259
USD/GBP	SCB	10/15/25	GBP	(587)	(790)	10
USD/GBP	SSB	10/15/25	GBP	(18,678)	(25,122)	270
					(71,342)	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

Composition as of September 30, 2025:
Industrials	16.6%
Catastrophe Bonds	14.1
Financials	13.3
Consumer Discretionary	8.8
Information Technology	7.1
Communication Services	6.3
Health Care	6.2
Government Securities	5.4
Materials	4.9
Non-U.S. Government Agency ABS	3.9
Utilities	3.7
Energy	3.2
Consumer Staples	2.6
Real Estate	1.0
U.S. Government Agency MBS	0.5
Other Short Term Investments	2.3
Securities Lending Collateral	0.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 19.

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

September 30, 2025

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts. Private Funds can represent number of shares issued or contributed capital to date.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

EURIBOR - Europe Interbank Offered Rate

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A/S.P.A - Joint-Stock Company

US/U.S. - United States

Counterparty Abbreviations:

CIT - Citibank, Inc GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Assets and Liabilities (in thousands, except net asset value per share)

September 30, 2025

Assets
Investments - unaffiliated, at value	$555,690
Investments - affiliated, at value	13,699
Forward foreign currency contracts	543
Variation margin on futures/futures options contracts	79
Cash	4,381
Foreign currency	1,370
Receivable from:
Investment securities sold	1,827
Dividends and interest	4,999
Deposits with brokers and counterparties	2,845
Prepaid portfolio investment fees	42
Other assets	10
Total assets	585,485
Liabilities
Forward foreign currency contracts	133
Variation margin on futures/futures options contracts	20
Payable for:
Investment securities purchased	13,133
Return of securities loaned	398
Advisory fees	748
Portfolio investment fees	22
Administrative fees	117
Board of trustee fees	2
Chief compliance officer fees	1
Total liabilities	14,574
Net assets	$570,911
Net assets consist of:
Paid-in capital	$546,533
Total distributable earnings (loss)	24,378
Net assets	$570,911
Net assets - Class I	$570,911
Shares outstanding - Class I	53,962
Net asset value per share - Class I	$10.58
Investments - unaffiliated, at cost	$544,117
Investments - affiliated, at cost	13,699
Foreign currency cost	1,370
Securities on loan included in
Investments - unaffiliated, at value	388

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Operations (in thousands)

For the 6 Months Ended September 30, 2025

Investment income
Dividends (a)	$442
Interest	24,983
Securities lending (a)	3
Total investment income	25,428

Expenses
Advisory fees	4,455
Administrative fees	696
Portfolio investment fees	24
Legal fees	2
Board of trustee fees	3
Other expenses	6
Total expenses	5,186
Net investment income (loss)	20,242

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	762
Foreign currency	198
Forward foreign currency contracts	(5,738)
Futures/futures options contracts	2,908
Swap agreements	74
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	10,297
Forward foreign currency contracts	2,407
Futures/futures options contracts	(1,252)
Net realized and unrealized gain (loss)	9,656
Change in net assets from operations	$29,898
(a) Affiliated income	$445

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the 6 Months Ended September 30, 2025

Operations
Net investment income (loss)	$20,242
Net realized gain (loss)	(1,796)
Net change in unrealized appreciation
(depreciation)	11,452
Change in net assets from operations	29,898
Distributions to shareholders
From distributable earnings
Class I	(12,991)
Total distributions to shareholders	(12,991)
Share transactions[1]
Proceeds from the sale of shares
Class I	16,495
Reinvestment of distributions
Class I	4,647
Change in net assets from
share transactions	21,142
Change in net assets	38,049
Net assets beginning of period	532,862
Net assets end of period	$570,911

[1]Share transactions
Shares sold
Class I	1,629
Reinvestment of distributions
Class I	443
Change in shares
Class I	2,072
Purchases and sales of long term
investments
Purchase of securities	$181,981
Proceeds from sales of securities	$187,015

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Statement of Changes in Net Assets (in thousands)

For the Year Ended March 31, 2025

Operations
Net investment income (loss)	$31,607
Net realized gain (loss)	7,838
Net change in unrealized appreciation
(depreciation)	(6,591)
Change in net assets from operations	32,854
Distributions to shareholders
From distributable earnings
Class I	(34,298)
Total distributions to shareholders	(34,298)
Share transactions[1]
Proceeds from the sale of shares
Class I	218,708
Reinvestment of distributions
Class I	8,370
Change in net assets from
share transactions	227,078
Change in net assets	225,634
Net assets beginning of year	307,228
Net assets end of year	$532,862

[1]Share transactions
Shares sold
Class I	21,246
Reinvestment of distributions
Class I	813
Change in shares
Class I	22,059

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year. The annualized expense ratios do not include expenses of any underlying investment companies.

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

Class I
09/30/25		10.27	0.38	0.17	0.55	(0.24)	—	10.58	5.52	(a)	570,911	34	1.86	1.86	7.27
03/31/25		10.30	0.76	0.05	0.81	(0.84)	—	10.27	7.99	(a)	532,862	85	1.86	1.86	7.37
03/31/24	(b)	10.00	0.23	0.28	0.51	(0.21)	—	10.30	5.16		307,228	39	1.86	1.86	6.93

(a)

Total return is calculated using the traded net asset value, which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have transacted at. The total return calculated using the reported net asset value was as follows: September 30, 2025: 5.42%; March 31, 2025: 8.09%;

(b)	The Fund commenced operations on December 1, 2023.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

NOTE 1. ORGANIZATION

Jackson Credit Opportunities Fund (“Fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company organized as a Massachusetts business trust on June 8, 2023. The Fund has elected to operate as an interval fund. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value ("NAV"), reduced by any applicable repurchase fee.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

Neuberger Berman Investment Advisers LLC ("Sub-Adviser") serves as Sub-Adviser for the Fund.

Pursuant to exemptive relief, the Fund is authorized to offer two share classes, Class A and Class I. As of September 30, 2025, only Class I shares are available for purchase. Class A shares and Class I shares differ primarily due to the Shareholder Servicing Fee attributable to Class A shares. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the NAV rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The Fund intends to qualify as and be eligible to be treated each year as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute at least 90% of the sum of its investment company taxable income (as the term is defined in the Code) and any net tax-exempt interest income for such year. Effective October 1, 2025, the Board approved a change to the distribution policy and the Fund intends to declare and distribute dividends from net investment income at least annually. Prior to October 1, 2025, dividends from net investment income were accrued daily and paid quarterly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate or at all. Each year, a statement on Internal Revenue Service Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to Shareholders.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Fund. The Custodian has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

The Fund has entered into a Transfer Agency Agreement with UMB Fund Services, Inc ("UMB"). UMB is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statement of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Distributions from Private Funds are recorded when communicated by the GP. Distributions from Private Funds that represent returns of capital in excess of cumulative profits and losses are credited to cost of investments rather than investment income. Portfolio investment fees that are paid outside of a Private Fund’s investment are expensed as incurred.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

regulations that exist in the markets in which the Fund invests. When a capital gains tax is determined to apply, the Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statement of Operations.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since the commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In December 2023, FASB released Accounting Standards Update (“ASU”) 2023-09, titled "Improvements to Income Tax Disclosures" under Topic 740. This update aims to enhance the transparency and consistency of income tax disclosures by requiring disclosure of specific categories in the rate reconciliation and by providing disaggregated information on income taxes paid by jurisdiction, both domestically and internationally. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is evaluating the amendments and any impact they will have on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2025 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .

Assets - Securities
Senior Floating Rate Instruments[2]	—	183,989	11,696	—	195,685
Corporate Bonds And Notes	—	150,974	—	—	150,974
Catastrophe Bonds	—	80,329	—	—	80,329
Direct Access Lending[2]	—	—	26,394	46,183	72,577
Government And Agency Obligations	—	33,767	—	—	33,767
Non-U.S. Government Agency Asset-Backed Securities	—	22,367	—	—	22,367
Short Term Investments	13,699	—	—	—	13,699
	13,699	471,426	38,090	46,183	569,398

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
(continued)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	473	—	—	—	473
Open Forward Foreign Currency Contracts	—	543	—	—	543
	473	543	—	—	1,016
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(160)	—	—	—	(160)
Open Forward Foreign Currency Contracts	—	(133)	—	—	(133)
	(160)	(133)	—	—	(293)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2025:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

Jackson Credit Opportunities Fund

Direct Access Lending	19,397	—	—	—	5	10,112	(1,793)	26,391	(1,330)
Senior Floating Rate Instruments	7,282	6,984	6,080	1	5	3,931	(271)	11,696	(156)
Non-U.S. Government Agency Asset-Backed Securities	—	—	899	—	—	899	—	—	—
	26,679	6,984	6,979	1	10	14,942	(2,064)	38,087	(1,486)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held September 30, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Direct Access Lending	26,391	Discounted Cash Flow Model	Discount Rate	0.11% - 0.26% (0.16%)
Senior Floating Rate Instruments	11,696	Market Approach	Broker Quote	92.00 - 99.88 (97.65)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments – unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at September 30, 2025 was as follows:

Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
388	—	398	398

Unregistered Securities. The Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. Private placements and other restricted securities are subject to legal and/or contractual restrictions on their sales. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Senior and Junior Loans. The Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statement of Operations.

NOTE 5. PRINCIPAL RISKS

Unlisted Closed-End Structure and Liquidity Limited to Quarterly Repurchases of Shares Risk. The Fund has been organized as a non-diversified, closed-end management investment company. Closed-end funds differ from open-end management investment companies in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares. The Fund will offer only a limited degree of liquidity by conducting quarterly repurchase offers, which are generally expected to be for 5% of the Fund’s outstanding shares. There is no assurance that the Fund will repurchase shares in the amount desired. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their shares repurchased and the date they can expect to receive payment for their shares from the Fund. Shareholders whose shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such shares are valued for purposes of such repurchase.

Repurchase Offers Risk. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding shares. Substantial requests for the Fund to repurchase shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable. In the event that a repurchase offer is oversubscribed, the Fund will repurchase tendered shares on a pro rata basis. Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

or interest and the security will go into default. Like credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for the Fund.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Senior and Junior Loan Risk. When the Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation may reduce the intrinsic value of an investment in the Fund.

Catastrophe Bonds Risk. A Catastrophe ("CAT") Bond is a form of insurance-linked security that is sold in the capital markets. An investment in CAT Bonds is subject to special risks, including limited resources of issuers, regulation, subordination and lower or no credit rating. CAT Bonds are a way for insurers, reinsurers, corporations and government entities that have risks associated with natural catastrophe events and disasters to transfer those risks to the capital market in securities format.

Liquidity and Valuation Risk. The securities in which the Fund invests will often be illiquid and may include other funds that will typically hold one or just a few investments. Valuations reported by other fund managers, which will form the basis for the Fund’s NAV, may be subject to later adjustment or revision. Valuations of Private Funds are inherently uncertain, may fluctuate over short periods of time, and may be based on estimates. The Adviser has engaged the services of a third-party pricing service to assist its valuations of Fund investments in certain circumstances.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. The Fund may invest in derivatives to hedge the Fund's portfolio as well as for investment purposes which may increase volatility.Volatility may cause the Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Investment in Other Investment Companies Risk. Investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

Fund’s investments. Cyber-attacks on the Fund, the Sub-Adviser or a service provider could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund.

Leverage Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions may involve leverage of the Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Private Funds Risk. The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a Shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If the Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statement of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Fund. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for the Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of the Fund’s derivative instruments categorized by risk exposure, which references the location on the Statement of Assets and Liabilities and the realized and unrealized gain or loss on the Statement of Operations for each derivative instrument as of September 30, 2025; (3) A summary table (in thousands) of derivative instruments and certain investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of September 30, 2025; and (4) A table reflecting the Fund’s average monthly derivative volume (in thousands) for the period ended September 30, 2025.

Jackson Credit Opportunities Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and as an efficient means of obtaining exposure to certain markets as part of its investments strategy. The Fund entered into foreign currency contracts as a means of risk management/hedging. The Fund entered into swap agreements as a means of risk management/hedging and to minimize foreign currency exposure on investment securities denominated in foreign currencies.

Derivative Instruments Categorized by Risk Exposure
		Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2025
Derivative instruments assets:
	Forward foreign currency contracts	—	—	—	543	—	543
[7]	Variation margin on futures/futures options contracts	—	—	—	—	79	79

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

Total derivative instruments assets	—	—	—	543	79	622
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	133	—	133
[7] Variation margin on futures/futures options contracts	—	—	—	—	20	20
Total derivative instruments liabilities	—	—	—	133	20	153
The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(5,738)	—	(5,738)
Futures/futures options contracts	—	—	—	—	2,908	2,908
Swap agreements	—	74	—	—	—	74
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	2,407	—	2,407
Futures/futures options contracts	—	—	—	—	(1,252)	(1,252)

Derivative and Financial Instruments Eligible for Offset

Gross Amount Presented in the Statement of
Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)

Derivative Assets by Counterparty*

GSC	4	—	—	4
SCB	10	(4)	—	6
SSB	529	(49)	—	480
Derivatives eligible for offset	543	(53)	—	490
Derivatives not eligible for offset	79
	622
Derivative Liabilities by Counterparty*
CIT	80	—	—	80
SCB	4	(4)	—	—
SSB	49	(49)	—	—
Derivatives eligible for offset	133	(53)	—	80
Derivatives not eligible for offset	20
	153

Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	207,432	104,580

1 Amounts eligible for offset are presented on a gross basis in the Statement of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statement of Assets and Liabilities.

3 Cash and security collateral not offset in the Statement of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 The derivative instruments outstanding as of September 30, 2025, as disclosed in the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended September 30, 2025, as disclosed in the Statement of Operations, also serve as indicators of the derivative volume for the Fund.

7 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 19 in the Schedule of Investments.

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at September 30, 2025 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

Futures Contracts
Counterparties	Pledged or Segregated Cash($)
GSC	2,845

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fees. The Fund has entered into an Investment Advisory and Management Agreement (“Investment Management Agreement”) with JNAM. Subject to the oversight of the Fund’s Board of Trustees, JNAM provides investment management services. Pursuant to the Investment Management

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

Agreement, JNAM will receive an annual fee, accrued daily and payable monthly, at an annual rate of 1.60% on net assets between $0 - $1 billion and 1.55% on net assets over $1 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, at an annual rate of 0.25% on net assets between $0 - $3 billion and 0.22% on net assets over $3 billion. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees, a portion of the costs associated with the Chief Compliance Officer, and other services necessary for the operation of the Fund, except those specifically allocated to the Administrator under the administration agreement.

Distribution Agreement. Jackson National Life Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Fund’s shares on a best-efforts basis pursuant to a distribution agreement (the “Distribution Agreement”) between the Fund and the Distributor.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of Trustees fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of Trustees fees set forth in the Statement of Operations.

NOTE 9. REPURCHASE OFFERS

The Fund is a closed-end interval fund and, in order to provide some liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

During the period ended September 30, 2025, the Fund engaged in the following repurchase offers:

Repurchase Request Deadline	Shares Repurchased ($ in thousands)	Percentage of Outstanding Shares Offered to be Repurchased	Percentage of Outstanding Shares Repurchased	Amount Repurchased ($ in thousands)
06/10/2025	–	5.00%	0.00%	–
09/09/2025	–	5.00%	0.00%	–

NOTE 10. INCOME TAX MATTERS

The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with the Code, applicable to RICs. Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency

Jackson Credit Opportunities Fund

Notes to Financial Statements (Unaudited)

September 30, 2025

reclassifications, premium amortization and paydown reclassifications, adjustments related to complex securities, and distribution adjustments. These reclassifications have no impact on net assets.

As of September 30, 2025, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
560,037	15,798	(6,446)	9,352

As of September 30, 2025, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)

Futures/Futures Options Contracts	313	—	—	—
Forward Foreign Currency Contracts	410	—	—	—

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended March 31, 2025 was as follows:

Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
40,617	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund files U.S. federal and various state and local tax returns. The Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the period ended September 30, 2025.

NOTE 11. SEGMENT REPORTING

The Fund's President and Chief Executive Officer is the Fund's Chief Operating Decision Maker (“CODM”). The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The CODM manages the allocation of resources in accordance with the Fund's objective and the terms of its prospectus and evaluates total return of the Fund versus its comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within the Fund's financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

Jackson Credit Opportunities Fund

Additional Disclosures (Unaudited)

September 30, 2025

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, shareholder services and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading titled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 04/01/25($)	Ending Account Value 09/30/25($)	Expenses Paid During Period($)†	Beginning Account Value 04/01/25($)	Ending Account Value 09/30/25($)	Expenses Paid During Period($)†
Jackson Credit Opportunities Fund
Class I	1.86	1,000.00	1,055.20	9.58	1,000.00	1,015.74	9.40

†Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 183/365.

Quarterly Portfolio Holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Fund's toll-free at 1-877-545-0041.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund’s Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2025, is available without charge (1) by calling 1-877-545-0041; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com/interval-funds.html; and (3) by visiting the SEC’s website at www.sec.gov.

JACKSON CREDIT OPPORTUNITIES FUND

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) with Neuberger Berman Investment Advisers LLC, the Trust’s investment sub-adviser (the “Sub-Adviser”).

At meetings held on June 3-5, 2025, and August 26-28, 2025, the Board, including all of the trustees who are not considered interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2026.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of the Trust, (3) cost of services for the Trust, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Trust grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and the terms of the Agreements. The Board, including the Independent Trustees, considered the data provided by JNAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and the Trust’s investment advisory fee. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the Trust.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

The Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Adviser, as well as the provision of recordkeeping and compliance services to the Trust.  The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Trust, including the Trust’s distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Sub-Adviser.

The Board also considered the investment sub-advisory services provided by the Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Trust and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of the Trust. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) the Trust is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) the Trust is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Trust

The Board considered the investment performance of the Trust as described in quarterly reports prepared by JNAM. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about the Trust’s performance results and investment strategies. The Board also considered the gross performance of the Trust, including how the Trust performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Trust performed versus its primary benchmark index (“benchmark”). The Board further considered that comparison to a peer group provides a helpful way to measure the Trust’s performance but noted that the peer group universe is constantly evolving, and, as such, the universe of comparable funds in the Trust’s peer group may change from time to time. The performance reviewed by the Board was for the one-year period ended on June 30, 2025.

The Board considered that the Trust outperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interests of the Trust and its shareholders to renew the Agreements.

Costs of Services

  The Board reviewed the fees paid to JNAM and the Sub-Adviser for the Trust. The Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Trust’s fees could be compared. Using information provided by an independent data service, the Board evaluated the Trust’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board noted that comparison to peer groups provides a helpful way to evaluate the Trust’s fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Trust’s peer group may change from time to time. While the Board also considered the Trust’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Trust’s sub-advisory fee is paid by JNAM (not the Trust) and, therefore, is neither a direct shareholder expense nor a direct influence on the Trust’s total expense ratio.

The Board considered that the Trust’s total expense ratio is lower than its peer group average and the Trust’s sub-advisory fee is within three basis points of its peer group average, though the Trust’s advisory fee is higher than its peer group average. The Board further considered JNAM’s statement that it believes the Trust’s expenses are reasonable compared to similarly managed interval funds in the marketplace. The Board concluded that the fees are in the best interests of the Trust and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and the Sub-Adviser. The Board determined that profits realized by JNAM and the Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether the Trust’s advisory fee reflects the potential for economies of scale for the benefit of the Trust’s shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for the Trust contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedule for the Trust, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale. The Board also considered that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and the Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to the Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. The Board concluded that the sub-advisory fee schedules in some measure allow for adequate participation by shareholders in economies of scale.

Other Benefits to the Adviser and Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Trust, the Board noted that JNAM and certain of its affiliates serve the Trust in various capacities, including as adviser, administrator, and distributor, and receive compensation from the Trust in connection with providing services to the Trust.  The Board noted that each service provided to the Trust by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law.  Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationships with the Trust, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Trust’s assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of the Sub-Adviser as a result of its relationship with the Trust.

Jackson Credit Opportunities Fund

225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

JNC109128 11/25

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as a part of the report to shareholders filed under Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to the semi-annual filing.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (04/01/25 – 04/30/25) (1)	1,628,825	$10.13	–	–
Month #2 (05/01/25 – 05/31/25)	–	–	–	–
Month #3 (06/01/25 – 06/30/25) (2)	234,323	10.39	–	–
Month #4 (07/01/25 – 07/31/25)	–	–	–	–
Month #5 (08/01/25 – 08/31/25)	–	–	–	–
Month #6 (09/01/25 – 09/30/25) (3)	208,825	$10.58	–	–
Total	2,071,973		–	–

(1) On April 17, 2025, other Funds managed by the Advisor purchased 1,628,825 shares of the registrant.

(2) On June 30, 2025, other Funds managed by the Advisor purchased 234,323 shares of the registrant.

(3) On September 30, 2025, other Funds managed by the Advisor purchased 208,825 shares of the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)

(1) Gross income earned by the Fund from securities lending activities	$1,073
(2) Any fees paid to State Street Bank from a revenue split	$78
(2) Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$27
(2) Administrative fees not included in the revenue split	$0
(2) Indemnification fees not included in the revenue split	$0
(2) Rebates (paid to borrower)	$528
(2) Any other fees not included in the revenue split	$0
(3) Aggregate fees/compensation paid by the Fund for securities lending activities	$633
(4) Net income from securities lending activities	$440

(b) Included as a part of the report to shareholders filed under Item 1.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Not applicable.

 (2) Not applicable.

 (3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

 (4) Not applicable.

 (5) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Credit Opportunities Fund

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2025

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	November 25, 2025

EXHIBIT LIST

Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.